Deferred Revenue - Schedule of deferred revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Accruals And Deferred Income Abstract
Deferred revenue, beginning of year	$ 823,904	$ 582,197
Additions to deferred revenue during the period	252,443	2,872,841
Deposits returned	(335,000)	0
Revenue recognized from deferred revenue during the period	(303,353)	(2,631,134)
FX Changes	(11,837)	0
Deferred revenue, end of year	$ 426,157	$ 823,904